Annual Fund Operating Expenses	Oct. 29, 2026
Invesco Emerging Markets Enhanced ETF | Invesco Emerging Markets Enhanced ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.33%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Expenses (as a percentage of Assets)	0.33%
Invesco International Developed Enhanced ETF | Invesco International Developed Enhanced ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.23%
Other Expenses (as a percentage of Assets):	0.00%	[2]
Expenses (as a percentage of Assets)	0.23%
Invesco U.S. Large Cap Enhanced ETF | Invesco U.S. Large Cap Enhanced ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.15%
Other Expenses (as a percentage of Assets):	0.00%	[3]
Expenses (as a percentage of Assets)	0.15%
Invesco U.S. Small Cap Enhanced ETF | Invesco U.S. Small Cap Enhanced ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.26%
Other Expenses (as a percentage of Assets):	0.00%	[4]
Expenses (as a percentage of Assets)	0.26%

[1]	“Other Expenses” are based on estimated amounts for the current fiscal year.
[2]	“Other Expenses” are based on estimated amounts for the current fiscal year.
[3]	“Other Expenses” are based on estimated amounts for the current fiscal year.
[4]	“Other Expenses” are based on estimated amounts for the current fiscal year.